Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Components In Accumulated Other Comprehensive Income

The components of Accumulated other comprehensive income were as follows:

	(dollars in millions)
At December 31,	2012	2011
Foreign currency translation adjustments	$793	$724
Net unrealized gain on cash flow hedges	88	156
Unrealized gain on marketable securities	101	72
Defined benefit pension and postretirement plans	1,253	317

Accumulated Other Comprehensive Income	$2,235	$1,269